Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Youlife Group Inc. (the “Company”) and its subsidiaries (collectively, the “Group”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive (loss)/income, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025 (the “Relevant Years”) and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Group as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.